CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income/(loss)	$ (5,851,435)	$ (6,833,666)	$ (11,507,963)	$ 7,770,767
Adjustment to reconcile net income/(loss) to net cash and cash equivalents used in operating activities:
Depreciation and amortization	3,561	4,016	7,627	12,586
Stock-based compensation	1,921,365	1,922,959	3,472,760	4,523,668
Change in fair value of derivative liability	(219,776)	(986,930)	(1,920,837)	(29,193,357)
Amortization of financing costs	10,091	0	2,437
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	129,243	87,708	(2,648)	(171,780)
Accounts payable	(300,814)	346,565	267,767	(2,199,550)
Accrued expenses	(27,186)	(119,194)	(285,603)	485,038
Deferred rent	174	(180)	862	(6,749)
Due to related party			0	(26,039)
Net cash used in operating activities	(4,334,777)	(5,578,722)	(9,965,598)	(18,805,416)
Cash flows from investing activities:
Purchase of property and equipment			0	(20,096)
Net cash used in investing activities			0	(20,096)
Cash flows from financing activities:
Payment of capital lease obligation	(1,855)	(1,600)	(3,322)	(255)
Convertible notes financing issuance costs			(12,528)	0
Proceeds from issuance of convertible notes payable			2,100,000	0
Proceeds from issuance of common stock, net of issuance costs of $68,251	5,206,999	0
Net cash provided by (used in) financing activities	5,205,144	(1,600)	2,084,150	(255)
Net increase (decrease) in cash and cash equivalents	870,367	(5,580,322)	(7,881,448)	(18,825,767)
Cash and cash equivalents at beginning of period	66,988	7,948,436	7,948,436	26,774,203
Cash and cash equivalents at end of period	937,355	2,368,114	66,988	7,948,436
Supplemental schedule of cash flows information:
Cash paid for interest	534	790	1,139	143
Supplemental schedule of non-cash investing and financing activities:
Acquisition of equipment pursuant to capital leases			$ 0	$ 11,500
Conversion of notes payable to common stock	2,100,000	0
Conversion of accrued interest to common stock	$ 28,652	$ 0